Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

14. Leases

The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of September 30, 2024 and December 31, 2023:

	September 30,	December 31,
	2024	2023
Operating lease assets	$200,716	$277,995

Operating lease liabilities:
Current operating lease liabilities	108,145	89,318
Long term operating lease liabilities	98,133	190,989
Total operating lease liabilities	$206,278	$280,307

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays. During the nine months ended September 30, 2024 and 2023, the Company recognized operating lease expense of $86,002 and $77,762, respectively. Operating lease costs are included within general and administrative expenses on the unaudited condensed consolidated statements of operations. During the nine months ended September 30, 2024 and 2023, short-term lease costs were $0 and $44,631, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities were $82,751 and $93,696, respectively, for the nine months ended September 30, 2024 and 2023. These amounts are included in operating activities in the unaudited condensed consolidated statements of cash flows. During the nine months ended September 30, 2024 and 2023, the Company reduced its operating lease liabilities by $74,028 and $89,984, respectively, for cash paid.

The operating lease liabilities as of September 30, 2024 reflect a weighted average discount rate of 5%. The weighted average remaining term of the leases is 1.8 years. Remaining lease payments as of September 30, 2024 are as follows:

Year ending December 31,
2024	28,644
2025	116,965
2026	70,179
Total lease payments	215,788
Less: imputed interest	(9,510)
Total	$206,278

15. Leases

The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Operating lease assets	$277,995	$57,408
Operating lease liabilities:
Current operating lease liabilities	89,318	74,266
Long term operating lease liabilities	190,989	-
Total operating lease liabilities	$280,307	$74,266

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays. During the years ended December 31, 2023 and 2022, the Company recognized operating lease expense of $106,430 and $122,743, respectively. Operating lease costs are included within selling, administrative and other expenses on the consolidated statements of operations. During the years ended December 31, 2023 and 2022, short-term lease costs were $48,423 and $63,508, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities were $120,976 and $144,553, respectively, for the years ended December 31, 2023 and 2022. These amounts are included in operating activities in the consolidated statements of cash flows. During the years ended December 31, 2023 and 2022, the Company reduced its operating lease liabilities by $113,791 and $133,258, respectively, for cash paid.

The operating lease liabilities as of December 31, 2023 reflect a weighted average discount rate of 5%. The weighted average remaining term of the leases is 2.6 years. Remaining lease payments as of December 31, 2023 are as follows:

Year ending December 31,
2024	111,395
2025	116,965
2026	70,179
Total lease payments	298,539
Less: imputed interest	(18,232)
Total	$280,307